Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Conversion of Notes Payable into Common Shares [Member] Common Stock [Member]	Conversion of Notes Payable into Common Shares [Member] Additional Paid-in Capital [Member]	Conversion of Notes Payable into Common Shares [Member] Retained Earnings [Member]	Conversion of Notes Payable into Common Shares [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Mar. 31, 2021	[1]					0	51,987,832
Balance at Mar. 31, 2021	[1]					$ 0	$ 51,988	$ 11,140,143	$ (7,564,815)	$ 3,627,316
Cost allocations from Ecoark Holdings, Inc.						0	0	(974,485)	0	(974,485)
Advances by Ecoark Holdings, Inc. (*)						0	0	(19,110)	0	(19,110)
Net income (loss)						$ 0	$ 0	0	939,927	939,927
Balance (in shares) at Jun. 30, 2021						0	51,987,832
Balance at Jun. 30, 2021						$ 0	$ 51,988	10,146,548	(6,624,888)	3,573,648
Balance (in shares) at Mar. 31, 2021	[1]					0	51,987,832
Balance at Mar. 31, 2021	[1]					$ 0	$ 51,988	11,140,143	(7,564,815)	3,627,316
Net income (loss)										4,060,056
Balance (in shares) at Dec. 31, 2021						0	51,987,832
Balance at Dec. 31, 2021						$ 0	$ 51,988	8,325,255	(3,504,759)	4,872,484
Balance (in shares) at Mar. 31, 2021	[1]					0	51,987,832
Balance at Mar. 31, 2021	[1]					$ 0	$ 51,988	11,140,143	(7,564,815)	3,627,316
Balance (in shares) at Mar. 31, 2022						0	51,987,832
Balance at Mar. 31, 2022						$ 0	$ 51,988	10,349,029	(2,758,773)	7,642,244
Balance (in shares) at Jun. 30, 2021						0	51,987,832
Balance at Jun. 30, 2021						$ 0	$ 51,988	10,146,548	(6,624,888)	3,573,648
Cost allocations from Ecoark Holdings, Inc.						0	0	863,562	0	863,562
Advances by Ecoark Holdings, Inc. (*)						0	0	2,610,261	0	2,610,261
Net income (loss)						$ 0	$ 0	0	(1,225,354)	(1,225,354)
Balance (in shares) at Sep. 30, 2021						0	51,987,832
Balance at Sep. 30, 2021						$ 0	$ 51,988	13,620,371	(7,850,242)	5,822,117
Cost allocations from Ecoark Holdings, Inc.						0	0	(5,075,832)	0	(5,075,832)
Advances by Ecoark Holdings, Inc. (*)						0	0	(219,284)	0	(219,284)
Net income (loss)						$ 0	$ 0	0	4,345,483	4,345,483
Balance (in shares) at Dec. 31, 2021						0	51,987,832
Balance at Dec. 31, 2021						$ 0	$ 51,988	8,325,255	(3,504,759)	4,872,484
Balance (in shares) at Mar. 31, 2022						0	51,987,832
Balance at Mar. 31, 2022						$ 0	$ 51,988	10,349,029	(2,758,773)	7,642,244
Advances by Ecoark Holdings, Inc. (*)						0	0	392,484	0	392,484
Net income (loss)						$ 0	$ 0	0	(1,636,771)	(1,636,771)
Balance (in shares) at Jun. 30, 2022						0	51,987,832
Balance at Jun. 30, 2022						$ 0	$ 51,988	10,741,513	(4,395,544)	6,397,957
Balance (in shares) at Mar. 31, 2022						0	51,987,832
Balance at Mar. 31, 2022						$ 0	$ 51,988	10,349,029	(2,758,773)	7,642,244
Net income (loss)										(6,291,662)
Balance (in shares) at Dec. 31, 2022						0	78,268,332
Balance at Dec. 31, 2022						$ 0	$ 78,268	14,869,041	(9,050,437)	5,896,872
Balance (in shares) at Jun. 30, 2022						0	51,987,832
Balance at Jun. 30, 2022						$ 0	$ 51,988	10,741,513	(4,395,544)	6,397,957
Advances by Ecoark Holdings, Inc. (*)						0	0	1,441,543	0	1,441,543
Net income (loss)						$ 0	$ 0	0	(3,836,919)	(3,836,919)
Stock Issued During Period, Shares, Acquisitions (in shares)						0	22,280,500
Stock Issued During Period, Value, Acquisitions						$ 0	$ 22,280	2,611,235		2,283,751
To reflect the reverse merger of Banner Midstream Corp.									(349,764)
Balance (in shares) at Sep. 30, 2022						0	74,268,332
Balance at Sep. 30, 2022						$ 0	$ 74,268	14,794,291	(8,582,227)	6,286,332
Net income (loss)						0	0	0	(468,210)	(468,210)
Common shares issued for conversion of note payable (in shares)		4,000,000
Common shares issued for conversion of note payable		$ 4,000	$ 56,000	$ 0	$ 60,000
Stock based compensation						$ 0	$ 0	18,750	0	18,750
Balance (in shares) at Dec. 31, 2022						0	78,268,332
Balance at Dec. 31, 2022						$ 0	$ 78,268	$ 14,869,041	$ (9,050,437)	$ 5,896,872

[1]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark Holdings that were exchanged for the capital stock.